As filed with the U.S. Securities and Exchange Commission on May 8, 2015

Securities Act File No. 033-13019
Investment Company Act File No. 811-05083

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ___ ☐
Post-Effective Amendment No. 77 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 78 ☒

VAN ECK VIP TRUST
(Exact Name of Registrant as Specified in Charter)

335 Madison Avenue
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the 1933 Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 8th day of May, 2015.

VAN ECK VIP TRUST

By:	/s/ Jonathan R. Simon
Name:	Jonathan R. Simon
Title:	Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Jan F. van Eck*	Chief Executive Officer and President	May 8, 2015
Jan F. van Eck
/s/ John J. Crimmins*	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	May 8, 2015
John J. Crimmins
/s/ Jane DiRenzo Pigott*	Trustee	May 8, 2015
Jane DiRenzo Pigott
/s/ Jon Lukomnik*	Trustee	May 8, 2015
Jon Lukomnik
/s/ Wayne H. Shaner*	Trustee	May 8, 2015
Wayne H. Shaner
/s/ R. Alastair Short*	Trustee	May 8, 2015
R. Alastair Short
/s/ Richard D. Stamberger*	Trustee	May 8, 2015
Richard D. Stamberger
/s/ Robert L. Stelzl*	Trustee	May 8, 2015
Robert L. Stelzl

*BY:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact
May 8, 2015
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EXHIBITS INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Extension Definition Linkbase

EX-101.LAB	XBRL Extension Label Linkbase

EX-101.PRE	XBRL Extension Presentation Linkbase
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